SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of useful life intangible assets

Power purchase agreement ("PPA")	Over the estimated useful lives
Technical know-how	10 years
Computer software	1-10 years

Schedule of disaggregation of revenue

	Years Ended December 31,
	2016	2017	2018
	(In Thousands of U.S. Dollars)
MSS segment:
Revenue recognized at a point in time	2,742,518	2,705,985	2,095,743
Revenue recognized over time	4,128	6,938	73,175
Energy segment:
Revenue recognized at a point in time	25,755	633,195	1,542,906
Revenue recognized over time	80,677	44,275	32,688
	2,853,078	3,390,393	3,744,512

Schedule of contract assets and contract liabilities

	At December 31, 2017	At December 31, 2018	Fluctuation	%
	(In Thousands of U.S. Dollars, except percentages)
Contract Assets
Accounts receivables, unbilled	1,253	38	1,215	3,197%
Contract Liabilities
Advances from customers	51,739	39,024	12,715	33%
Deferred revenue	47,854	51,381	(3,527)	(7)%
	99,593	90,405	9,188	10%

Summary of the Company's other operating income, net

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Net gain on disposal of solar power system	(47,899)	(27,803)	(36,098)
Net loss on disposal of property, plant and equipment	8,094	1,960	2,565
Government grants	(2,734)	(6,473)	(11,013)
Business interruption insurance compensation	—	(15,238)	—
	(42,539)	(47,554)	(44,546)

Schedule of gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers

	At December 31,	At December 31,
	2017	2018
	$	$
Supplier A	18,260	18,260